STEIN ROE INTERMEDIATE MUNICIPALS FUND
                                                   Class A, B and C
                                                     (the "Fund")

                               SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 1, 2000

                               (Replaces supplement dated February 1, 2001)
                                               -----------------------

As of January 29, 2001, the Fund is closed to purchases by new investors. Existing shareholders may continue to purchase additional shares of the Fund. Shareholders may also exchange shares of the Fund for the same share class of other funds distributed by Liberty Funds Distributor, Inc.

The prospectus is revised as follows:

The tables and footnotes on page 6 of the prospectus under the section "YOUR EXPENSES" are replaced with the following:




                                                     Class A     Class B     Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                3.25        0.00        0.00
--------------------------------------------------- ----------- ----------- -----------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)          1.00(3)     5.00        1.00
--------------------------------------------------- ----------- ----------- -----------
Redemption fee (%) (as a percentage of                 (4)         (4)         (4)
amount redeemed, if applicable)



                                                     Class A     Class B     Class C
Management fee  (%)                                    0.58        0.58        0.58
--------------------------------------------------- ----------- ----------- -----------
--------------------------------------------------- ----------- ----------- -----------
Distribution and service (12b-1) fees (%)              0.20        0.85        0.85(5)
--------------------------------------------------- ----------- ----------- -----------
--------------------------------------------------- ----------- ----------- -----------
Other expenses (6) (%)                                 0.23        0.23        0.23
--------------------------------------------------- ----------- ----------- -----------
--------------------------------------------------- ----------- ----------- -----------
Total annual fund operating expenses (7) (%)           1.01        1.66        1.66
--------------------------------------------------- ----------- ----------- -----------



 Class                                    1 Year     3 Years     5 Years     10 Years
 Class A                                    $573       $782       $1,008      $1,659
 --------------------------------------- ---------- ----------- ----------- -----------
 Class B:          did not sell your
 shares                                     $169       $523         $902      $1,791
          sold all your shares at
          the end of the period             $669       $823       $1,102      $1,791
 --------------------------------------- ---------- ----------- ----------- -----------
 Class C:          did not sell your
 shares                                     $169       $523         $902      $1,965
          sold all your shares at
          the end of the period             $269       $523         $902      $1,965





----------------------------------------------------------------------------------------------------------------------



The table entitled "CLASS A SALES CHARGES" under the heading "YOUR ACCOUNT-SALES
CHARGES" on page 8 of the Prospectus is replaced with the following:




                                                                             % of
                                                                           offering
                                              As a % of                      price
                                             the public       As a %      retained by
                                              offering       of your       financial
Amount of purchase                              price       investment   advisor firm
Less than $100,000                              3.25           3.35          3.00
------------------------------------------- -------------- ------------- --------------
------------------------------------------- -------------- ------------- --------------
$100,000 to less than $250,000                  2.50           2.56          2.25
------------------------------------------- -------------- ------------- --------------
------------------------------------------- -------------- ------------- --------------
$250,000 to less than $500,000                  2.00           2.04          1.75
------------------------------------------- -------------- ------------- --------------
------------------------------------------- -------------- ------------- --------------
$500,000 to less than $1,000,000                1.50           1.52          1.25
------------------------------------------- -------------- ------------- --------------
------------------------------------------- -------------- ------------- --------------
$1,000,000 or more                              0.00           0.00          0.00


The section entitled "DISTRIBUTION AND SERVICE FEES" on page 14 of the prospectus is replaced with the following:


Distribution and Service Fees
-------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. The annual service fee may equal up to 0.20% for Class A, B and C shares. The annual distribution fee may equal up to 0.00% for Class A shares and 0.65% for Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.20% annually. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, depending on the program you purchased your shares under, eliminating the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares.














770-36/510F-0401                            April 9, 2001